Contingent Liabilities And Commitments	12 Months Ended
Dec. 31, 2020
Disclosure Of Contingent Liabilities Abstract [Abstract]
Disclosure Of Commitments And Contingent Liabilities Explanatory

40. Contingent Liabilities and Commitments

40.1 Details of acceptances and guarantees as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Confirmed acceptances and guarantees
Confirmed acceptances and guarantees in Korean won
Acceptances and guarantees for KB purchasing loan	￦	161,314	￦	144,457
Others		746,823		1,048,848

		908,137		1,193,305

Confirmed acceptances and guarantees in foreign currencies
Acceptances of letter of credit		155,151		221,422
Letter of guarantees		49,754		45,693
Bid bond		37,765		72,037
Performance bond		718,097		703,826
Refund guarantees		1,022,646		801,445
Others		2,935,939		3,072,099

		4,919,352		4,916,522

Financial guarantees
Acceptances and guarantees for issuance of debenture		—		10,040
Acceptances and guarantees for mortgage		47,384		89,302
Overseas debt guarantees		406,680		410,470
International financing guarantees in foreign currencies		231,685		197,097
Others		230,000		50,950

		915,749		757,859

		6,743,238		6,867,686

Unconfirmed acceptances and guarantees
Guarantees of letter of credit		1,845,508		2,094,989
Refund guarantees		654,497		344,112

		2,500,005		2,439,101

	￦	9,243,243	￦	9,306,787

40.2 Credit qualities of acceptances and guarantees exposure as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	12-month expected credit losses		Lifetime expected credit losses				Total
			Non-impaired		Impaired
	(In millions of Korean won)
Confirmed acceptances and guarantees
Grade 1	￦	4,220,046	￦	696	￦	—	￦	4,220,742
Grade 2		2,105,637		38,271		—		2,143,908
Grade 3		93,074		81,317		—		174,391
Grade 4		18,773		172,440		—		191,213
Grade 5		—		2,873		10,111		12,984

		6,437,530		295,597		10,111		6,743,238

Unconfirmed acceptances and guarantees
Grade 1		1,228,258		1,289		—		1,229,547
Grade 2		1,121,159		32,413		—		1,153,572
Grade 3		17,091		20,957		—		38,048
Grade 4		4,236		62,964		—		67,200
Grade 5		—		170		11,468		11,638

		2,370,744		117,793		11,468		2,500,005

	￦	8,808,274	￦	413,390	￦	21,579	￦	9,243,243

	December 31, 2020
	12-month expected credit losses		Lifetime expected credit losses				Total
			Non-impaired		Impaired
	(In millions of Korean won)
Confirmed acceptances and guarantees
Grade 1	￦	4,377,798	￦	1,119	￦	—	￦	4,378,917
Grade 2		2,269,455		47,438		—		2,316,893
Grade 3		27,588		85,321		—		112,909
Grade 4		14,925		33,440		501		48,866
Grade 5		—		453		9,648		10,101

		6,689,766		167,771		10,149		6,867,686

Unconfirmed acceptances and guarantees
Grade 1		1,422,528		771		—		1,423,299
Grade 2		912,209		28,506		—		940,715
Grade 3		11,399		23,069		—		34,468
Grade 4		2,369		29,934		—		32,303
Grade 5		—		589		7,727		8,316

		2,348,505		82,869		7,727		2,439,101

	￦	9,038,271	￦	250,640	￦	17,876	￦	9,306,787

40.3 Acceptances and guarantees by counterparty as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Large companies	￦	5,962,004	￦	1,904,346	￦	7,866,350	85.10
Small and medium-sized companies		650,612		397,539		1,048,151	11.34
Public sector and others		130,622		198,120		328,742	3.56

	￦	6,743,238	￦	2,500,005	￦	9,243,243	100.00

	December 31, 2020
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Large companies	￦	5,538,003	￦	1,770,235	￦	7,308,238	78.53
Small and medium-sized companies		695,860		459,487		1,155,347	12.41
Public sector and others		633,823		209,379		843,202	9.06

	￦	6,867,686	￦	2,439,101	￦	9,306,787	100.00

40.4 Acceptances and guarantees by industry as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Financial institutions	￦	260,974	￦	23,999	￦	284,973	3.08
Manufacturing		3,373,220		1,627,840		5,001,060	54.11
Service		1,187,516		88,158		1,275,674	13.80
Wholesale and retail		1,126,976		597,998		1,724,974	18.66
Construction		467,114		20,590		487,704	5.28
Public sector		107,481		81,895		189,376	2.05
Others		219,957		59,525		279,482	3.02

	￦	6,743,238	￦	2,500,005	￦	9,243,243	100.00

	December 31, 2020
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Financial institutions	￦	632,947	￦	5,871	￦	638,818	6.86
Manufacturing		2,992,319		1,285,530		4,277,849	45.96
Service		920,352		89,457		1,009,809	10.85
Wholesale and retail		1,086,772		891,619		1,978,391	21.26
Construction		411,601		14,488		426,089	4.58
Public sector		104,925		103,285		208,210	2.24
Others		718,770		48,851		767,621	8.25

	￦	6,867,686	￦	2,439,101	￦	9,306,787	100.00

40.5 Details of commitments as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Commitments
Corporate loan commitments	￦	41,930,407	￦	40,253,100
Retail loan commitments		42,582,736		46,450,857
Credit line of credit cards		60,667,219		65,325,863
Purchase of other securities		6,617,253		7,104,163

		151,797,615		159,133,983

Financial Guarantees
Credit line		2,340,141		3,522,809
Purchase of securities		591,500		683,800

		2,931,641		4,206,609

	￦	154,729,256	￦	163,340,592

40.6 Other Matters (including litigation)

a) The Group has 122 pending lawsuits as a plaintiff (excluding simple lawsuits related to the collection or management of loans), with an aggregate claims of ￦ 396,881 million, and 275 pending lawsuits as a defendant (excluding simple lawsuits related to the collection or management of loans) with an aggregate claims of ￦ 2,009,603 million, which arose in the normal course of the business, as of December 31, 2020. Details of major pending lawsuits in which the Group is a defendant are as follows:

(in number of cases, in millions of Korean won)

Company	Lawsuits	No. of cases	Amount		Description of the lawsuits	Status of the lawsuits
Kookmin Bank	Request for a return of redemption amount	1	￦	48,068

Kookmin Bank invested the assets entrusted by OO Asset Management and OO Investment Trust Management in the Fairfield Sentry Limited, and Fairfield Sentry Limited reinvested the assets in Bernard L. Madoff Investment Securities LLC managed by Bernard Madoff (Bernard L. Madoff Investment Securities LLC is in the liquidation process due to Ponzi scheme fraud-related losses).

Bankruptcy trustee of Bernard L. Madoff Investment Securities LLC filed a lawsuit against Kookmin Bank seeking to return the amount of redemptions received by Kookmin Bank through Fairfield Sentry Limited.

						Application for incineration by the defendant has been denied, and further proceedings are scheduled. [Related litigation is in progress at the New York Southern District Bankruptcy Court (10-03777) at the written complaint review stage]
Kookmin Bank	Request for compensation for damages	1		1,629,557	The plaintiff filed a lawsuit for compensation for damages against Indonesian Financial Supervisory Authority (OJK) and Kookmin Bank as joint defendants, claiming that the capital increase and Kookmin Bank’s acquisition of PT Bank Bukopin TBK was illegal in violation of local laws and regulations in Indonesia.	It is difficult to accurately predict the result of the lawsuit as of now because the complaint has not been received, but it is judged that the possibility that the result of this lawsuit will have a significant impact on the financial position of Kookmin Bank is low.
KB Securities Co., Ltd.	Request for a return of transaction amount (Australian fund)	1		100,000	The plaintiffs OOOO Securities and OOOO Life Insurance filed lawsuits, claiming that the KB Securities Co., Ltd. provided false information on major matters in the product description while selling JB Australia NDIS Private Fund No.1 (on April 25, 2019, plaintiffs invested ￦ 50 billion each) (a) (Primary claim) requesting KB Securities Co., Ltd. to return unjust enrichment of ￦ 100 billion for cancelation of sales contracts of beneficiary certificates due to an error or termination of the contract due to default, (b) (Secondary claim) requesting for compensation for damages in investments amounting to ￦ 100 billion due to violation of the investor protection obligation and fraudulent transactions of KB Securities Co., Ltd. and OOO Asset Management.	First trial is in progress (second hearing for the first trial is scheduled on April 2, 2021).

b) On April 10, 2020, Kookmin Bank acquired 70% shares of PRASAC Microfinance Institution Plc. (“PRASAC”), a specialized credit micro finance institution in Cambodia, for US$ 603 million from its existing shareholders. Kookmin Bank has signed an agreement with the existing shareholders of PRASAC. The existing shareholders have the right of put option to sell 30% of the remaining shares to Kookmin Bank, and they are entitled to exercise their rights at the exercise price calculated on the basis of the adjusted book value of net asset as of 2021 year-end, within six months from the issue date of the audit report or the confirmation date of the adjusted value. If the put option is not exercised until its expiry, Kookmin Bank has a right to exercise a call option during the six months following the expiry of such put option. All shareholders are restricted from selling shares or additional pledge before exercising the put option and call option.

c) Kookmin Bank has entered into an agreement with PT Bosowa Corporindo, a major shareholder of PT Bank Bukopin TBK. Under this agreement, Kookmin Bank and PT Bosowa Corporindo have a right of first refusal and a tag-along right. In addition, Kookmin Bank can exercise its drag-along right for two years from the time three years have elapsed since the acquisition date (July 27, 2018) in certain cases, such as violation of the agreement between shareholders.

d) In June 2013, KB Kookmin Card Co., Ltd. had an accident in which cardholders’ personal information was stolen (hereinafter referred to as “accident”) due to illegal activities by employees of personal credit information company in charge of development of the system upgrading to prevent fraudulent use of credit card. As a result, KB Kookmin Card Co., Ltd. was notified by the Financial Services Commission of the suspension of some new business for 3 months as of February 16, 2014. In respect of the incident, the Group faces 11 and 2 legal claims filed as a defendant, with an aggregate claim of ￦ 444 million and ￦ 108 million as of December 31, 2019 and 2020 and a provision for these lawsuits amounting ￦ 2,549 million was recognized as of December 31, 2019. In addition, the Group takes out the personal information protection liability insurance as of December 31, 2020.

e) As of December 31, 2020, the Group is not able to dispose, transfer or collateralize the shares or rights of shares of KB KOLAO Leasing Co., LTD. (“joint-venture lease company”) to a third party without the written consent of both KB Kookmin Card Co., Ltd. and Kolao Holdings, for five years (the restriction period for the disposal of its equity) after the date of initial investment for KB KOLAO LEASING CO., LTD. However, KB Kookmin Card Co., Ltd. and KB Capital Co., Ltd. may transfer all or part of their shares in the joint-venture lease company to affiliates who agree to comply with all the terms and conditions of this agreement on the establishment and operation of the joint-venture lease company in Laos and agree to succeed their responsibility for the joint-venture lease company. After the expiration of the restriction period for the disposal, as prescribed separately, each party of the joint-venture lease company may transfer all or part of their shares. Meanwhile, KB KOLAO Leasing Co., LTD. is selling LVMC Holdings (formerly Kolao Holdings) allied receivables that are more than three months overdue to Lanexang Leasing Co., Ltd. in accordance with an agreement.

f) As of December 31, 2020, KB Capital Co., Ltd. and PT Sunindo Primasura are required to hold the shares of PT Sunindo Kookmin Best Finance for five years after the completion of the share purchase. If one party is going to sell all or part of the shares, provide them as collateral, trade or dispose of them, it should give the opportunity to exercise preemption to the other party by providing written proposal including transfer price, payment method and others. Meanwhile, the shareholders of PT Sunindo Kookmin Best Finance can receive dividends for up to 20% of net profit after taxes for each fiscal year starting from the fiscal year ended December 31, 2023.

g) KB Securities Co., Ltd., as a sales agency, sold ￦ 326,500 million of private equity funds and trusts, which loans to corporations (borrower) that invest in apartment rental businesses for the disabled in Australia, to individuals and institutional investors. However, management of the fund is impossible due to the breach of contract by local borrower in Australia, therefore there is a possibility of losses of principal to these funds subscribers. In this regard, there are three lawsuits in which the Group is the defendant as of December 31, 2020. There is a possibility that additional lawsuits will be filed in the future, but the magnitude and final outcome of the lawsuit are unpredictable.

h) In relation to Lime Asset Management, KB Securities Co., Ltd. has a PIS (Portfolio Index Swap) contract, as of December 31, 2020, associated with ‘Lime Thetis Qualified Investor Private Investment Trust No.2’ and Lime Pluto FI Qualified Investor Private Investment Trust No.D-1’ whose redemption were suspended during the fourth quarter of 2019. The notional amount of the underlying assets of the PIS contract is ￦ 298,500 million. Meanwhile, the Group sold ￦ 68,100 million of feeder fund of aforementioned redemption-suspended funds. On October 20, 2020, Lime Asset Management’s license as a fund manager was revoked by the Financial Supervisory Service’s sanctions review committee, and most of its redemption-suspended funds and normal funds will be transferred to Wellbridge Asset Management (the bridge management company) to continue collecting investments. It is difficult to predict whether and when the aforementioned redemption-suspended funds will be redeemed, and there is a possibility that lawsuits may be filed in the future, but the impact on the consolidated financial statements cannot be predicted at this time.

i) The proliferation of COVID-19 has had a negative impact on the global economy, which has a greater impact than expected credit losses and potential impairment of assets in a particular portfolio, which can negatively affect the profit generation capability of the Group as follows:

•	There is a possibility of uncertainty about the credit risk of a borrower that could be affected by COVID-19.

•	Uncertainty may arise about forward-looking macroeconomic information related to expected credit losses.

•

Korean won may depreciate against major foreign currencies. This may result in an increase in principal and interest payments on liabilities denominated in foreign currencies, and losses on foreign exchanges transactions.

•	A significant decrease in the fair value of the Group’s investment in an entity that could be affected by COVID-19 pandemic can occur.

Meanwhile, the Group’s accounting policy related to COVID-19 is described in Note 2.4 Critical accounting estimates and the impact on expected credit losses is described in Note 11.1 Changes in allowances for credit losses of loans and Note 24.2 Changes in provisions for credit losses of unused loan commitments, acceptances and guarantees.